Balances and Transactions in Foreign Currencies - Summary of Transactions Denominated in Foreign Currencies, Expressed in Mexican pesos (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenues		$ 279,793		$ 245,088		$ 226,740
Interest Expense		$ 7,532		$ 7,102		$ 6,500
U.S. Dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenues	$ 1,882		$ 1,468		$ 830
Purchases of Raw Materials	24,065		18,075		17,285
Interest Expense	1,383		1,257		1,148
Other	$ 4,941		$ 4,065		$ 2,973